Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000193701 | FR_01F052656
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000193701 | FR_01F060659
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000193701 | FR_912797RG4
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000193701 | FR_01F050650
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000193701 | FR_912797SW8
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000193701 | FR_912797SX6
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000193701 | FR_912797TQ0
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000193701 | FR_912797UH8
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000193701 | FR_01F062655
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000193701 | FR_912810QX9
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000193701 | LongCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	47.80%
C000193701 | LongForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000193701 | LongAgency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000193701 | LongTreasury Bills
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000193701 | LongU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000193701 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000169559 | FR_B15C55900
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000169559 | FR_BP6MXD906
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000169559 | FR_614469005
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000169559 | FR_BYMXPS901
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000169559 | FR_BN7SWP901
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000169559 | FR_584235907
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000169559 | FR_617520903
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000169559 | FR_649099009
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000169559 | FR_529412900
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000169559 | FR_651312902
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000169559 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000169559 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000169559 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000169559 | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000169559 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000169559 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000169559 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000169559 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000169559 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000169559 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000169559 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000169559 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000169559 | Japan
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000169559 | Germany
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000169559 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000169559 | France
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000169559 | Australia
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000169559 | United States
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000169559 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000169559 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000169559 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000169559 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000202583 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000202583 | New York
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000202583 | Texas
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000202583 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000202583 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000202583 | Florida
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000202583 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000202583 | Colorado
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000202583 | Ohio
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000202583 | Massachusetts
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000202583 | Michigan
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000202583 | LongMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000213611 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000213611 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000213611 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000213611 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000213611 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000213611 | FR_742718109
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000213611 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000213611 | FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000213611 | FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000213611 | FR_09857L108
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000213611 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000213611 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000213611 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000213611 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000213611 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000213611 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000213611 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000213611 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000213611 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000213611 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000213611 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000213611 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000213611 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.40%
C000213611 | LongExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000213612 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000213612 | FR_742718109
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000213612 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000213612 | FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000213612 | FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000213612 | FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000213612 | FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000213612 | FR_717081103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000213612 | FR_007903107
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000213612 | FR_166764100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000213612 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000213612 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000213612 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000213612 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000213612 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000213612 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000213612 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000213612 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000213612 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000213612 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000213612 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000213612 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000213612 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000234649 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000234649 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000234649 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000234649 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000234649 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000234649 | FR_512807306
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000234649 | FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000234649 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000234649 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000234649 | FR_N07059210
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000234649 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000234649 | Semiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000234649 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000234649 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000234649 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000234649 | Application Software
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000234649 | Electronic Components
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000234649 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000234649 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000234649 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000234649 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	81.40%
C000234649 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000234649 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000230513 | FR_01F050452
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000230513 | FR_01F052458
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000230513 | FR_01F042459
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000230513 | FR_01F040453
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000230513 | FR_01F060451
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000230513 | FR_87264ACB9
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000230513 | FR_404119CK3
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000230513 | FR_031162DQ0
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000230513 | FR_98388MAD9
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000230513 | FR_097023CY9
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000230513 | LongCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	53.30%
C000230513 | LongForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000230513 | LongAgency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000230513 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000230513 | LongNon-Agency Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000230513 | LongNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000169560 | FR_742718109
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000169560 | FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000169560 | FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000169560 | FR_166764100
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000169560 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000169560 | FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000169560 | FR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000169560 | FR_437076102
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000169560 | FR_38141G104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000169560 | FR_718172109
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000169560 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000169560 | Financials
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000169560 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000169560 | Energy
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000169560 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000169560 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000169560 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000169560 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000169560 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000169560 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000169560 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000169560 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%